T. ROWE PRICE Target 2010 Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 62.1%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  16,367 2,557 4,251 2,850,780 13,228
New Income Fund  13,726 1,603 3,234 1,442,663 11,657
International Bond Fund (USD
Hedged)  4,905 874 1,121 526,307 4,205
Emerging Markets Bond Fund  3,411 924 939 400,922 3,420
Dynamic Global Bond Fund  3,848 800 1,103 370,169 3,139
High Yield Fund  3,159 577 684 523,336 2,962
U.S. Treasury Long-Term Index
Fund  2,250 819 729 281,522 2,275
Floating Rate Fund  2,154 249 974 161,352 1,476
Total Bond Mutual Funds (Cost $47,160) 42,362
EQUITY MUTUAL FUNDS 34.1%
T. Rowe Price Funds:
Value Fund  5,158 805 1,952 98,593 3,789
Growth Stock Fund (2) 3,879 900 1,197 54,970 3,687
Equity Index 500 Fund  3,485 1,058 1,733 22,097 2,312
Overseas Stock Fund  2,008 606 478 183,325 2,105
International Value Equity Fund  2,138 329 686 117,420 1,726
International Stock Fund  1,763 334 407 98,073 1,696
Real Assets Fund  1,098 383 254 84,234 1,163
U.S. Large-Cap Core Fund  527 858 241 38,488 1,136
Mid-Cap Value Fund  1,056 204 240 30,124 921
Mid-Cap Growth Fund  939 141 202 9,498 898
U.S. Equity Research Fund  772 231 195 21,331 805
Emerging Markets Discovery
Stock Fund  746 209 198 60,116 749
Small-Cap Stock Fund  668 96 137 11,389 632
Emerging Markets Stock Fund  716 84 134 17,492 612
Small-Cap Value Fund  682 87 154 11,397 591
New Horizons Fund (2) 412 61 113 7,926 403
Total Equity Mutual Funds (Cost $20,600) 23,225
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  9 1,435 1,437 74 7
Total Other Mutual Funds (Cost $7) 7

T. ROWE PRICE Target 2010 Fund

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price U.S. Treasury
Money Fund, 4.61% (3) 751 4,482 2,634 2,599,204 2,599
Total Short-Term Investments (Cost $2,599) 2,599
Total Investments in Securities 100.0%
(Cost $70,366) $ 68,193
Other Assets Less Liabilities (0.0)% (25)
Net Assets 100.0% $ 68,168
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ 334 $ (406) $ 92
Emerging Markets Bond Fund  (248) 24 159
Emerging Markets Discovery Stock Fund  (45) (8) 28
Emerging Markets Stock Fund  (2) (54) 13
Equity Index 500 Fund  423 (498) 37
Floating Rate Fund  (57) 47 90
Growth Stock Fund  (327) 105 —
High Yield Fund  (85) (90) 155
International Bond Fund (USD Hedged)  168 (453) 80
International Stock Fund  (21) 6 28
International Value Equity Fund  21 (55) 71
Limited Duration Inflation Focused Bond Fund  (123) (1,445) 976
Mid-Cap Growth Fund  3 20 3
Mid-Cap Value Fund  114 (99) 14
New Horizons Fund  (13) 43 —
New Income Fund  (450) (438) 314
Overseas Stock Fund  (29) (31) 65
Real Assets Fund  (24) (64) 32
Small-Cap Stock Fund  13 5 5
Small-Cap Value Fund  26 (24) 7
Transition Fund  7 — 1
U.S. Equity Research Fund  (26) (3) 11
U.S. Large-Cap Core Fund  1 (8) 10
U.S. Treasury Long-Term Index Fund  (242) (65) 55
Value Fund  (22) (222) 81
U.S. Treasury Money Fund, 4.61% — — 52
Totals $ (604)# $ (3,713) $ 2,379+
# Capital gain distributions from underlying Price funds represented $1,464 of the net realized gain (loss).
+ Investment income comprised $2,379 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2010 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Target 2010 Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F183-054Q3 02/23